Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Income tax effect unrealized gain (loss) on investments available for sale	$ 602	$ (275)	$ 0
Income tax effect deferred compensation liability	$ 0	$ 0	$ (14)